Acquisition of Chongqing Zhizao - Disposal agreement (Details) - Chongqing Zhizao - Disposal by sale - CNY (¥)	Dec. 26, 2019	Dec. 19, 2019
Discontinued Operations
Equity interest disposed	100.00%	100.00%
Cash consideration received for sale of SEV battery packs business		¥ 1.000
Disposal loss	¥ 4,503,000